Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Issued capital	Additional paid-in capital	Transactions among shareholders	Special reserve	Other reserves	Capital reserve	Treasury shares	Other compre- hensive income	Retained earnings (accumulated losses)	Attributable to owners of the parent	Non-controlling interest
Beginning balance (Previously stated) at Dec. 31, 2017	R$ 482,577	R$ 46	R$ 1,190,902	R$ (237,517)	R$ 0	R$ 14,364	R$ 967,749	R$ 0	R$ 2,595	R$ (503,018)	R$ 467,372	R$ 15,205
Beginning balance (Adoption of new accounting standard (IFRS 9)) at Dec. 31, 2017	(47,294)								(45,658)	(490)	(46,148)	(1,146)
Beginning balance (After adoption) at Dec. 31, 2017	435,283	46	1,190,902	(237,517)	0	14,364	967,749	0	(43,063)	(503,508)	421,224	14,059
Statement [LineItems]
Capital increase	4,304,927	16	4,302,919				4,302,919				4,302,935	1,992
Transaction costs	(75,774)		(75,774)				(75,774)				(75,774)
Repurchase and cancelation of shares	(142,440)					(142,440)	(142,440)				(142,440)
Issuance of shares for business acquisition	22,000		22,000				22,000				22,000
Reclassification of share-based payments liability to equity	217,487					217,487	217,487				217,487
Grant of share-based payments	46,091					46,091	46,091				46,091
Acquisition of non-controlling interest	(6,795)			13,841			13,841				13,841	(20,636)
Net income for the year	305,227									301,232	301,232	3,995
Other comprehensive income (loss) for the year	(13,015)								(13,271)		(13,271)	256
Ending balance at Dec. 31, 2018	5,092,991	62	5,440,047	(223,676)	0	135,502	5,351,873	0	(56,334)	(202,276)	5,093,325	(334)
Statement [LineItems]
Share-based payments	30,787					30,786	30,786				30,786	1
Deferred tax benefit of tax deductible goodwill from purchased noncontrolling interests	61,127				61,127		61,127				61,127
Dividends paid	(4)											(4)
Repurchase of shares	(90)							(90)			(90)
Net income for the year	804,195									803,232	803,232	963
Other comprehensive income (loss) for the year	(16,001)								(16,001)		(16,001)
Ending balance at Dec. 31, 2019	5,973,005	62	5,440,047	(223,676)	61,127	166,288	5,443,786	90	(72,335)	600,956	5,972,379	626
Statement [LineItems]
Capital increase	7,872,554	13	7,872,541				7,872,541				7,872,554
Share-based payments	31,508					31,296	31,296				31,296	212
Dividends paid	(904)											(904)
Transaction costs	(39,964)		(39,964)				(39,964)				(39,964)
Repurchase of shares	(76,270)							(76,270)			(76,270)
Repurchase and cancelation of shares	(91)					(91)	(91)				(91)
Cash proceeds from non-controlling interest	230,898			135,055			135,055				135,055	95,843
Issuance of shares for business acquisition	34,961		34,961				34,961				34,961
Dilution of non-controlling interest	0			2,138			2,138				2,138	(2,138)
Non-controlling interests arising on a business combination	61,720											61,720
Others	22											22
Net income for the year	837,446									854,071	854,071	(16,625)
Other comprehensive income (loss) for the year	67,140								67,333		67,333	(193)
Ending balance at Dec. 31, 2020	R$ 14,992,025	R$ 75	R$ 13,307,585	R$ (86,483)	R$ 61,127	R$ 197,493	R$ 13,479,722	R$ 76,360	R$ (5,002)	R$ 1,455,027	R$ 14,853,462	R$ 138,563